Accrued Expenses and Other Liabilities	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities

13. Accrued Expenses and Other Liabilities

As of September 30, 2025 and 2024, accrued expenses and other liabilities consisted of the following:

	As of September 30,
	2025	2024

Consideration payable for the acquisition of intangible assets	$-	$1,158,243
Other indirect tax liabilities	34,046	71,538
Others	128,390	113,380
Accrued expenses and other liabilities	$162,436	$1,343,161